Other Income (Expense), Net	3 Months Ended	12 Months Ended
	Feb. 26, 2012	Nov. 27, 2011
Other Income (Expense), Net [Abstract]
OTHER INCOME (EXPENSE), NET

NOTE 8:    OTHER INCOME (EXPENSE), NET

The following table summarizes significant components of “Other income (expense), net”:

	Three Months Ended
	February 26, 2012	February 27, 2011
	(Dollars in thousands)
Foreign exchange management losses (1)	$(15,252)	$(8,096)
Foreign currency transaction gains (2)	15,441	942
Interest income	347	415
Other	636	780

Total other income (expense), net	$1,172	$(5,959)

(1)	Losses on forward foreign exchange contracts primarily resulted from unfavorable currency fluctuations relative to negotiated contract rates.

(2)	Foreign currency transaction gains in 2012 were primarily due to the appreciation of various foreign currencies against the U.S. Dollar.

NOTE 16:     OTHER INCOME (EXPENSE), NET

The following table summarizes significant components of “Other income (expense), net”:

	Year Ended
	November 27, 2011	November 28, 2010	November 29, 2009
	(Dollars in Thousands)
Foreign exchange management gains (losses) (1)	$15,310	$(6,179)	$(69,554)
Foreign currency transaction (losses) gains (2)	(20,251)	9,940	25,651
Interest income	1,618	2,232	2,537
Other	2,048	654	1,921

Total other income (expense), net	$(1,275)	$6,647	$(39,445)

(1)	Foreign exchange management gains and losses reflect the impact of foreign currency fluctuation on the Company’s forward foreign exchange contracts. Gains in 2011 primarily resulted from favorable currency fluctuations in the fourth quarter, relative to negotiated contract rates, including the appreciation of the U.S. Dollar against various foreign currencies. Losses in 2010 were primarily due to the weakening of the U.S. Dollar against the Australian Dollar and the Swedish Krona relative to the contracted rates.

(2)	Foreign currency transaction gains and losses reflect the impact of foreign currency fluctuation on the Company’s foreign currency denominated balances. Losses in 2011 were primarily due to the depreciation of the U.S. Dollar, the Turkish Lira and the Polish Zloty against various foreign currencies. Gains in 2010 were primarily due to the appreciation of British Pound Sterling against the Euro during the year, and the appreciation of the U.S. Dollar against the Japanese Yen in the first half of the year.